1 Accounting policies (Details Narrative) £ / shares in Units, £ in Thousands		12 Months Ended
	Mar. 02, 2020 £ / shares	Dec. 31, 2020 GBP (£) Number £ / shares	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
DisclosureOfAccountingPoliciesLineItems [Line Items]
Accumulated deficit		£ (122,432)	£ (99,839)	£ (89,720)
Loss for the year		(22,189)	(10,085)	(15,030)
Net cash used in operating activities		(9,301)	(6,489)	(13,450)
Cash and cash equivalents		7,546	10,928	2,343	£ 13,204
Impairment charge on non financial assets
Description of stock split	Ordinary shares on a one for 20 basis into new ordinary shares of 0.1p each in the capital of the Company.
Goodwill		£ 0	2,300	2,300
Ordinary shares [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Share par value (in dollars per share) | £ / shares	£ 0.001	£ 100
In-process research and development ("IPRD") [member] | Midatech pharma (wales) limited [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Impairment charge on non financial assets		£ 9,300	£ 0	£ 0
Equity offering		£ 9,300
Number of cash generating unit | Number		800
Goodwill		£ 2,300